GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,156	¥ 7,817
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	7,155	7,816
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1	¥ 1